Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 08, 2026 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowances for doubtful accounts (in Dollars)	$ 4,186,070	$ 2,969,406
Impairment loss (in Dollars)	$ 0	0	$ 0
Value added tax percentage	13.00%
Advertising expenses (in Dollars)	$ 324	861	8,096
Research and development expense (in Dollars)	$ 2,382,984	$ 3,456,098	$ 2,753,315
Tax benefit settlement rate	50.00%
Segment CODM, description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The chief operating decision maker is the Company’s president and Chief Executive Officer (“CEO”). Management, including the chief operating decision maker, reviews operating results of different products at revenue level with no allocation of operating costs.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer, president
Operating segment	1
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Collection of amount (in Dollars)				$ 7,700,000
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates translation	7.8
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage		12.77%	16.84%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage		11.84%
Medical Devices [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue remaining percentage	97.38%	100.00%	100.00%
SaaS Development Service [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue remaining percentage	2.62%
PRC [Member] | Geographic Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	75.80%	75.80%	75.80%
Supplier One [Member] | Supplier Concentration Risk [Member] | Purchase [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	12.26%	13.73%	14.46%